Commitments and Contingencies: Schedule of Future Minimum Lease Payments for Capital Leases (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Future Minimum Lease Payments for Capital Leases
Year	Amount
2014	$449,532
2015	419,532
2016	409,752
2017	363,972
2018	363,972
Thereafter	3,432,000
Total	$5,438,760